Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Office equipment and furniture	3,000	3,186
Computer equipment and licenses	1,878	1,861
Machinery & equipment	7,491	6,997
Total property, plant and equipment gross	12,369	12,044

Accumulated depreciation for:
Office equipment and furniture	(2,946)	(3,044)
Computer equipment and licenses	(1,692)	(1,645)
Machinery & equipment	(4,456)	(3,963)
Total accumulated depreciation	(9,094)	(8,652)
Total property, plant and equipment, net	3,275	3,392
Depreciation charge for the year	728	624